Note 24 - Post-employment and other employee benefit commitments - Consolidated Income Statement Impact (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Post-employment and other employee benefit commitments
Net Interest and similar expenses	€ 41	€ 41
Total Personnel expenses benefit commitments	81	84
Employer contributions	51	52
Defined benefit plans	30	32
Pensions and other post employment defined benefit obligations	57	212
Total Impact On Profit And Loss Benefit Commitments	€ 179	€ 337